United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

        Lord Abbett Investment Trust
        90 Hudson Street
        Jersey City, New Jersey  07302-3973

2. The name of each series or class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number: 811-7988

        Securities Act File Number:  33-68090

4(a). Last day of fiscal year for which this Form is filed: November 30, 2001

4(b).____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).____ Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

(i)  Aggregate sales price of securities
     sold during the fiscal year pursuant to
     section 24(f):                                                $512,456,060

(ii) Aggregate  price of securities  redeemed or
     repurchased  during the fiscal
     year:                                       $(394,972,220)

(iii) Aggregate  price of  securities  redeemed
      or  repurchased  during any prior fiscal  year
      ending  no  earlier  than  October  11,  1995
      that  were not previously used to reduce registration
      fees payable to the Commission:
                                                $(900,581,462)

(iv) Total   available   redemption   credits
     [add  Items  5(ii)  and  5(iii):
                                                                $(1,295,553,682)

(v)  Net sales - if Item 5(i) is greater
     than Item 5(iv)  [subtract  Item 5(iv)
     from Item 5(i)]:                                                    $0

_____________________________________________________________
(vi) Redemption  credits  availed for use in future years
- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:                         $(783,097,622)

__________________________________________________________________
 (vii) Multiplier for determining registration fee
 (See Instruction C.9):   x .000092


 (viii) Registration fee due [multiply Item 5(v) by Item
  5(vii)] enter "0" if no fee is due):           =$0



6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7.Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

         +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

         =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Deliver:
   ____Wire Transfer
   ____Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Christina T. Simmons
Christina T. Simmons, Vice President & Assistant Secretary

Date:  February 25, 2002

*Please print the name and title of the signing officer below the signature